ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expense and other accruals and liabilities	$ 160,169	$ 97,933
Gaming tax and license fee accruals	159,285	48,688
Interest expense payable	114,587	123,032
Staff cost accruals	101,340	96,219
Property and equipment payables	37,502	35,747
Construction cost payables	36,018	76,173
Concession and license liabilities	29,448	0
Accrued expenses and other current liabilities	1,008,316	809,305
Advance deposits and ticket sales [Member]
Contract with Customer Liability	250,955	278,591	$ 309,718
Outstanding Gaming Chips [Member]
Contract with Customer Liability	83,012	37,354	72,147
Loyalty Program Liabilities [Member]
Contract with Customer Liability	$ 36,000	$ 15,568	$ 24,350